UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Reinsurance Company Ltd
Address:  Mythenquai 50/60
          8022 Zurich, Switzerland


13F File Number: 28-00472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian Nebauer
Title:   Director
Phone:   +41 43 285 7974
Signature, Place, Date of Signing:

   Christian Nebauer  Zurich, Switzerland    November 09, 2012




Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $1,145,787
					(in thousands)

List of Other Included Managers:

No.	Form 13F File Number	Name
01	28-10534		Swiss Re Financial Services Corporation
02	28-11927		Swiss Re Financial Products Corporation

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
                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
ISHARES DJ SELECT DI      COM		  464287168  000008652 000150000 SH	    SOLE     		  000150000	  0	  0
SPDR S&P 500 ETF TR       COM		  78462F103  000105098 000730000 SH	    SOLE     		  000730000	  0	  0
MATERIALS SELECT SPD      COM		  81369Y100  000001840 000050000 SH	    SOLE     		  000050000	  0	  0
ISHARES MSCI MEXICO       COM		  464286822  000005231 000080000 SH	    SOLE     		  000080000	  0	  0
ISHARES S&P 500 FUND      COM		  464287200  000053428 000370000 SH	    SOLE     		  000370000	  0	  0
ISHARES-EMG MKT           COM		  464287234  000121082 002930000 SH	    SOLE     		  002930000	  0	  0
ISHARES MSCI EAFE         COM		  464287465  000121370 002290000 SH	    SOLE     		  002290000	  0	  0
SPDR S&P 500 ETF TR       COM		  78462F103  000195799 001360000 SH	    SOLE     		  001360000	  0	  0
KKR & CO LP               COM    	  48248M102  000066232 004383352 SH	    Defined  01		  004383352	  0	  0
NEW STAR FINANCIAL INC    COM    	  65251F105  000035970 003000000 SH	    Defined  01		  003000000	  0	  0
EVERBANK FINL CORP        COM    	  29977G102  000010699 000777002 SH	    Defined  01		  000777002	  0	  0
ISHARES-EMG MKT           COM    	  464287234  000080171 001940000 SH	    Defined  01		  001940000	  0	  0
ISHARES MSCI EAFE         COM    	  464287465  000079500 001500000 SH	    Defined  01		  001500000	  0	  0
SPDR S&P 500 ETF TR       COM    	  78462F103  000159807 001110000 SH	    Defined  01		  001110000	  0	  0
SPDR S&P MIDCAP 400 ETF   COM    	  78467Y107  000029568 000165000 SH	PUT Defined  02		  000165000	  0	  0
ISHARES TR MSCI EAFE INX  COM   	  464287465  000071340 001346038 SH	    Defined  02		  001346038	  0	  0